Effect of fluctuations in foreign currency exchange rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Conversion foreign exchange gains (losses) recognized in the result of the year.	$ (17,241)	$ (4,423)	$ (2,169)
Gains (losses) on exchange differences on translation, before tax	4,240	14,000	787
Equity attributable to owners of the Parent [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	3,656	14,176	562
Non-controlling interests [member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 584	$ (176)	$ 225